Analysis of income and expense (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of other operating income

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Research and development incentives	$46,106	$27,815	$19,502
Payroll tax rebates	11,855	11,925	8,576
Grants	13	2,538	2,186
Change in fair value on non-current financial assets	3,834	–	4,256
Total other operating income	$61,808	$42,278	$34,520